Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting

18. Segment Reporting

The following table presents selected financial information for the Company’s single reportable segment for the Successor period from May 7, 2026 through June 30, 2026, the Predecessor periods from April 1, 2026 through May 6, 2026 and January 1, 2026 through May 6, 2026, and the three and six months ended June 30, 2025 (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Revenues	$39,077	$19,206	$78,075	$65,180	$127,571
Less:
Cost of sales	34,296	19,039	74,410	58,331	111,784
Acquisition and related costs	20,596	-	-	-	-
Selling, general and administrative expenses	27,415	1,909	8,874	5,921	11,931
Other segment items(1)	(4,302)	264	527	339	759
Net income (loss)	$(38,928)	$(2,006)	$(5,736)	$589	$3,097

(1)	Other segment items is comprised of (Gain) loss on digital assets, state franchise tax expense, interest (income) expense, net, and income tax (benefit) expense.

The Company does not hold material property and equipment or other long-lived assets outside of the United States as of June 30, 2026 (Successor) and December 31, 2025 (Predecessor). Revenue from contracts outside the United States was 1% during the Successor period from May 7, 2026 through June 30, 2026 and zero during the Predecessor periods.